Property and Equipment (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Property and equipment, net
Total property and equipment	$ 964	$ 710	$ 490
Less accumulated depreciation and amortization	(655)	(468)	(243)
Total property and equipment, net	309	242	247
Computer, machinery, and software equipment [Member]
Property and equipment, net
Total property and equipment	130	113	109
Furniture and fixtures [Member]
Property and equipment, net
Total property and equipment	14	14	14
Leasehold improvements [Member]
Property and equipment, net
Total property and equipment	91	24	24
Capitalized internally developed software [Member]
Property and equipment, net
Total property and equipment	$ 729	$ 559	$ 343